Note 3 - Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation, Depletion and Amortization, Nonproduction	$ 28,935	$ 59,037	$ 68,862